Exhibit 99.9

Loan ID	Application Short ID	Field	Tape Value	Review Value	Comment	XXXXXXX Comment	Tape Discepancy Status
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Total Previous Lien Amount	XXX,XXX.XX	XXX,XXX.XX	PLANET HOME LENDING, L balance XXXXXX ; total = XXXXXX . no Title and Lien Check/Liens Breakdown provided. EXPERIAN_SOFT_CREDIT.json matches XXXXXX . Tape states $XXXXXX . Unable to determine the difference of $XXXXXX .

Liens_Breakdown included in loan file shows that we used path X in our lien matching process that identified X senior lien on the property with current balance of XXX,XXX.XX per XXXXXXX.

Per UW data there were X additional liens identified, which are partial claim mortgages (PCM) issued by XXXXXXX. Per our UW guidelines, these are not counted as separate liens, but are included in the CLTV calculation which is why they are not included in the Liens_Breakdown.

XXXXXX (XXXXXXX)(Originated X/XX/XXXX; Recorded X/XX/XXXX)

XXXXXX (XXXXXXX)(Originated X/XX/XXXX; Recorded X/XX/XXXX)

XXXXXX (XXXXXXX)(Originated X/XX/XXXX; Recorded X/XX/XXXX)

PCM Amount = XXXXXX + XXXXXX + XXXXXX = XXXXXX

Senior Lien Amount = XXXXXX

Total_Previous_Lien_Amount = XXXXXX + XXXXXX = XXXXXX

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	CLTV	X.XXX	X.XXX	Reviewer CLTV lower due to Total Previous Lien amount being lower.

PCM Amount = XX,XXX.XX + XX,XXX.XX + XX,XXX.XX = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = (XXX,XXX.XX + XX,XXX.XX) = XXX,XXX.XX

Original Loan Amount = XX,XXX.XX

property_adj_value = XXX,XXX.XX

Original_CLTV = (XXX,XXX.XX + XX,XXX.XX) / XXX,XXX.XX = XX.X%

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Total Previous Lien Amount	XXX,XXX.XX	XXX,XXX.XX	Mortgage document $XXXXXX , current balance $XXXXXX . Mortgage document $XXXXXX . Current balance $XXXXXX = $XXXXXX + $XXXXXX = $XXXXXX . Unable to determine difference of $XXXXXX .

Liens_Breakdown included in loan file shows that we used path X in our lien matching process that identified X senior liens on the property with current balance of XXX,XXX.XX and XX,XXX.XX respectively per XXXXXXX. The Xnd lien with balance of XX,XXX.XX was another XXXXXXX loan (X-XXXXX-XXXX) that was paid off as part of this new XXXXXXX loan. Uploaded copies of the PIF notice and lien release for reference.

Per UW data there were X additional liens identified, which are partial claim mortgages (PCM) issued by XXXXXXX. Per our UW guidelines, these are not counted as separate liens, but are included in the CLTV calculation which is why they are not included in the Liens_Breakdown.

X,XXX.XX (XXXXXXX)(Originated X/X/XXXX; Recorded X/XX/XXXX)

XX,XXX.XX (XXXXXXX)(Originated X/X/XXXX; Recorded X/X/XXXX)

PCM Amount = X,XXX.XX + XX,XXX.XX = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX + XX,XXX.XX = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX + XX,XXX.XX — XX,XXX.XX = XXX,XXX.XX

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	CLTV	X.XXX	X.XXX	Reviewer CLTV lower due to Total Previous Lien amount being lower.

PCM Amount = X,XXX.XX + XX,XXX.XX = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX + XX,XXX.XX = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX + XX,XXX.XX — XX,XXX.XX = XXX,XXX.XX

Original Loan Amount = XX,XXX.XX

property_adj_value = XXX,XXX.XX

Original_CLTV = (XXX,XXX.XX + XX,XXX.XX) / XXX,XXX.XX = XX.X%

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Total Previous Lien Amount	XXX,XXX.XX	XXX,XXX.XX	Lien breakdown states current balance of previous total lien amount on subject property is $XXXXXX . Unable to locate where tape was pulling $XXXXXX

Per the Liens_Breakdown PDF included in loan file, this loan followed lien matching path X in our lien matching process which identified one open mortgage liens per XXXXXXX / XXXXXXX data sources at origination. Per data extract, we are treating this as a Xnd lien based on that. We are using the more conservative / higher of the lien balances in our LTV calculation (XXX,XXX.XX) from XXXXXXX while the Lien Breakdown PDF included in the loan file references the other lien balance from XXXXXXX (XXX,XXX.XX). This is just a bug in what is being shown in the Lien Breakdown file, but what is being used in the calculation is correct per our UW guidelines so this one should not be flagged for exception in our opinion as it is just a reporting error being displayed on the breakdown file.

XXXXXXX Senior Lien Balance = XXX,XXX.XX

XXXXXXX Senior Lien Balance = XXX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Original Loan Amount (XXXXXXX) = XXX,XXX.XX

Property_Adj_Value = XXX,XXX.XX

CLTV = (XXX,XXX.XX + XXX,XXX.XX) / XXX,XXX.XX = XX.XX%

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Total Previous Lien Amount	XXX,XXX.XX	XXX,XXX.XX	Liens breakdown only reflects a 1st mortgage balance of $XXXXXX which does not match tape. Did not find any other docs in file to support tape amount.

Per the Liens_Breakdown PDF included in loan file, this loan followed lien matching path X in our lien matching process which identified one open mortgage liens per XXXXXXX / XXXXXXX data sources at origination. Per data extract, we are treating this as a Xnd lien based on that. We are using the more conservative / higher of the lien balances in our LTV calculation (XX,XXX.XX) from XXXXXXX while the Lien Breakdown PDF included in the loan file references the other lien balance from XXXXXXX (X,XXX.XX). This is just a bug in what is being shown in the Lien Breakdown file, but what is being used in the calculation is correct per our UW guidelines so this one should not be flagged for exception in our opinion as it is just a reporting error being displayed on the breakdown file.

XXXXXXX Senior Lien Balance = XX,XXX.XX

XXXXXXX Senior Lien Balance = X,XXX.XX

Senior Lien Amount = XX,XXX.XX

Original Loan Amount (XXXXXXX) = XX,XXX.XX

Property_Adj_Value = XXX,XXX.XX

CLTV = (XX,XXX.XX + XX,XXX.XX) / XXX,XXX.XX = XX.XX%

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	CLTV	X.XXX	X.XXX	Reviewer CLTV lower due to Total Previous Lien amount being lower.

Per the Liens_Breakdown PDF included in loan file, this loan followed lien matching path X in our lien matching process which identified one open mortgage liens per XXXXXXX / XXXXXXX data sources at origination. Per data extract, we are treating this as a Xnd lien based on that. We are using the more conservative / higher of the lien balances in our LTV calculation (XX,XXX.XX) from XXXXXXX while the Lien Breakdown PDF included in the loan file references the other lien balance from XXXXXXX (X,XXX.XX). This is just a bug in what is being shown in the Lien Breakdown file, but what is being used in the calculation is correct per our UW guidelines so this one should not be flagged for exception in our opinion as it is just a reporting error being displayed on the breakdown file.

XXXXXXX Senior Lien Balance = XX,XXX.XX

XXXXXXX Senior Lien Balance = X,XXX.XX

Senior Lien Amount = XX,XXX.XX

Original Loan Amount (XXXXXXX) = XX,XXX.XX

Property_Adj_Value = XXX,XXX.XX

CLTV = (XX,XXX.XX + XX,XXX.XX) / XXX,XXX.XX = XX.XX%

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	CLTV	X.XXX	X.XXX	Reviewer CLTV lower due to Total Previous Lien amount being lower.

PCM Amount = XX,XXX.XX + XX,XXX.XX + XX,XXX.XX = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX + XX,XXX.XX = XXX,XXX.XX

Original Loan Amount = XX,XXX.XX

property_adj_value = XXX,XXX.XX

Original_CLTV = (XXX,XXX.XX + XX,XXX.XX) / XXX,XXX.XX = XX.XX%

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Total Previous Lien Amount	XXX,XXX.XX	XXX,XXX.XX	Tape reflects first lien amount of $XXXXXX but Liens Breakdown only reflects $XXXXXX Not sure where the other $XXXXXX is.

Liens_Breakdown included in loan file shows that we used path X in our lien matching process that identified X senior lien on the property with current balance of XXX,XXX.XX per XXXXXXX.

Per UW data there were X additional liens identified, which are partial claim mortgages (PCM) issued by XXXXXXX. Per our UW guidelines, these are not counted as separate liens, but are included in the CLTV calculation which is why they are not included in the Liens_Breakdown. I am checking internally, but looks like we may have double counted the XX,XXX.XX XXXXXXX lien, in which case we would have have actually overstated the total previous lien amount / CLTV so our values would be even more conservative.

XX,XXX.XX (XXXXXXX)(Originated X/XX/XXXX; Recorded XX/X/XXXX)

XX,XXX.XX (XXXXXXX)(Originated X/X/XXXX; Recorded X/XX/XXXX)

PCM Amount = XX,XXX.XX + XX,XXX.XX + XX,XXX.XX = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX + XX,XXX.XX = XXX,XXX.XX

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Draw Margin (%)	X.XXX	X.XXX	Draw margin per HELOC Agreement is X.X %but tape reflects X.X%.	I see a margin of X.X% on the HELOC agrement, but data extract shows as X.X% for the loan_draw_margin. I am checking with our data team on the discrepancy.	Tape discrepancy upheld
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Property Value ($)	XXX,XXX.XX	XXX,XXX.XX	BPO reflects value of $XXXXXX but tape reflects $XXXXXX .

There is an exterior XXXXXXX from XXXXXXX from X/XX/XXXX that has property value of XXX,XXX.XX and a separate XXXXXXX from XXXXXXX from X/X/XXXX that had a property value of XXX,XXX.XX, but since the FSD of XX was out of range we used the XXXXXXX value of XXX,XXX.XX per the data extract.

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Total Previous Lien Amount	XXX,XXX.XX	XXX,XXX.XX	Liens Breakdown reflects two liens totaling $XXXXXX . Funds applied on application do not cover first lien of $XXXXXX so no way to tell if was paid off

Liens_Breakdown included in loan file shows that we used path X in our lien matching process that identified X senior liens on the property with current balance of XXX,XXX.XX and XXX,XXX.XX respectively per XXXXXXX. The Xst lien with balance of XXX,XXX.XX was another XXXXXXX loan (X-XXXXX-XXX) that was paid off as part of this new XXXXXXX loan, which puts our lien in Xnd lien position as shown on the data extract. Uploaded copies of the PIF notice and lien release for reference.

Senior Lien Amount = XXX,XXX.XX + XXX,XXX.XX = XXX,XXX.XX

Total_Previous_Lien_Amount = (XXX,XXX.XX + XXX,XXX.XX) — XXX,XXX.XX = XXX,XXX.XX

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Lien Position	X	X	Liens Breakdown reflects two liens totaling $548,336. Funds applied on application do not cover first lien of $103,412 so no way to tell if was paid off therefore 3 liens.

Liens_Breakdown included in loan file shows that we used path X in our lien matching process that identified X senior liens on the property with current balance of XXX,XXX.XX and XXX,XXX.XX respectively per XXXXXXX. The Xst lien with balance of XXX,XXX.XX was another XXXXXXX loan (X-XXXXX-XXX) that was paid off as part of this new XXXXXXX loan, which puts our lien in Xnd lien position as shown on the data extract. Uploaded copies of the PIF notice and lien release for reference.

Senior Lien Amount = XXX,XXX.XX + XXX,XXX.XX = XXX,XXX.XX

Total_Previous_Lien_Amount = (XXX,XXX.XX + XXX,XXX.XX) — XXX,XXX.XX = XXX,XXX.XX

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	CLTV	X.XXX	X.XXX	Liens Breakdown reflects two liens totaling $XXXXXX . Funds applied on application do not cover first lien of $XXXXXX so no way to tell if was paid off therefore affecting CLTV.

Liens_Breakdown included in loan file shows that we used path X in our lien matching process that identified X senior liens on the property with current balance of XXX,XXX.XX and XXX,XXX.XX respectively per XXXXXXX. The Xst lien with balance of XXX,XXX.XX was another XXXXXXX loan (X-XXXXX-XXX) that was paid off as part of this new XXXXXXX loan, which puts our lien in Xnd lien position as shown on the data extract. Uploaded copies of the PIF notice and lien release for reference.

Senior Lien Amount = XXX,XXX.XX + XXX,XXX.XX = XXX,XXX.XX

Total_Previous_Lien_Amount = (XXX,XXX.XX + XXX,XXX.XX) — XXX,XXX.XX = XXX,XXX.XX

Original Loan Amount = XXX,XXX.XX

property_adj_value = XXX,XXX.XX

Original_CLTV = (XXX,XXX.XX + XXX,XXX.XX) / XXX,XXX.XX = XX.XX%

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Property Value ($)	XXX,XXX.XX	XXX,XXX.XX	Tape data does not match to Origination Additional AVM data for subject loan. AVM value $XXXXXX and tape value reflects $XXXXXX .

There is an exterior XXXXXXX from XXXXXXX from X/X/XXXX that has property value of X,XXX,XXX.XX and a separate XXXXXXX from XXXXXXX from X/XX/XXXX that had a property value of XXX,XXX.XX, but since the FSD of XX was out of range we used the XXXXXXX value of X,XXX,XXX.XX per the data extract.

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	CLTV	X.XXX	X.XXX	Tape data does not match to Origination Additional AVM data for subject loan. AVM value $XXXXXX and tape value reflects $XXXXXX.

There is an exterior XXXXXXX from XXXXXXX from X/X/XXXX that has property value of X,XXX,XXX.XX and a separate XXXXXXX from XXXXXXX from X/XX/XXXX that had a property value of XXX,XXX.XX, but since the FSD of XX was out of range we used the XXXXXXX value of X,XXX,XXX.XX per the data extract.

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	CLTV	X.XXX	X.XXX	Liens Breakdown only reflects $XXXXXXX and not able to determine the $XXXXXX difference to support the tape value of $XXXXX.

PCM Amount = X,XXX.XX + XX,XXX.XX = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX+ XX,XXX.XX = XXX,XXX.XX

Original Loan Amount = XX,XXX.XX

property_adj_value = XXX,XXX.XX

Original_CLTV = (XXX,XXX.XX + XX,XXX.XX) / XXX,XXX.XX = XX.XX%

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Total Previous Lien Amount	XXX,XXX.XX	XXX,XXX.XX	Liens Breakdown only reflects $XXXXXX and not able to determine the $XXXXX difference to support the tape value of $XXXXX.

Liens_Breakdown included in loan file shows that we used path X in our lien matching process that identified X senior lien on the property with current balance of XXX,XXX.XX per XXXXXXX.

Per UW data there were X additional liens identified, which are partial claim mortgages (PCM) issued by XXXXXXX. Per our UW guidelines, these are not counted as separate liens, but are included in the CLTV calculation which is why they are not included in the Liens_Breakdown.

X,XXX.XX (XXXXXXX)(Originated XX/XX/XXXX; Recorded XX/XX/XXXX)

XX,XXX.XX (XXXXXXX)(Originated XX/X/XXXX; Recorded XX/XX/XXXX)

PCM Amount = X,XXX.XX + XX,XXX.XX = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX+ XX,XXX.XX = XXX,XXX.XX

Data updated and tape discrepancy resolved.

Loan ID	Application Short ID	Field	Tape Value	Review Value	Comment	XXXXXXX Comment	Tape Discepancy Status
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Payment Amount ($)	XXX,XXX.XX	XXX,XXX.XX	Tape shows HELOC payment as $XXXX but HELOC Agreement reflects $XXXXX.	HELOC Agreement shows payment amount of XXX.XX, which aligns with the value shown in XXXXXXX_monthly_payment (column FX) on the data extract. If re-calculating the payment amount as X based on UPB of X in the data extract, that is because the borrower paid down the loan but it is still open and they have the ability to re-draw.	Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	CLTV	X.XXX	X.XXX	Liens Breakdown reflects balance of $XXXXXXX but tape reflects $XXXXXX. Not able to determine where the $XXXXXX difference is.

PCM Amount = XX,XXX.XX + X,XXX.XX = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX + XX,XXX.XX = XXX,XXX.XX

Original Loan Amount = XX,XXX.XX

property_adj_value = XXX,XXX.XX

Original_CLTV = (XXX,XXX.XX + XX,XXX.XX) / XXX,XXX.XX = XX.X%

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Total Previous Lien Amount	XXX,XXX.XX	XXX,XXX.XX	Liens Breakdown reflects balance of $XXXXXXX but tape reflects $XXXXXXX. Not able to determine where the $XXXXXX difference is.

Liens_Breakdown included in loan file shows that we used path X in our lien matching process that identified X senior lien on the property with current balance of XXX,XXX.XX per XXXXXXX.

Per UW data there were X additional liens identified, which are partial claim mortgages (PCM) issued by XXXXXXX. Per our UW guidelines, these are not counted as separate liens, but are included in the CLTV calculation which is why they are not included in the Liens_Breakdown.

XX,XXX.XX (XXXXXXX)(Originated X/XX/XXXX; Recorded X/XX/XXXX)

X,XXX.XX (XXXXXXX)(Originated X/XX/XXXX; Recorded X/XX/XXXX)

PCM Amount = XX,XXX.XX + X,XXX.XX = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX + XX,XXX.XX = XXX,XXX.XX

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Total Previous Lien Amount	XXX,XXX.XX	XXX,XXX.XX	Lien breakdown reflects $XXXXXXX, tape reflects $XXXXXXX. Unable to determine where the difference is.

Liens_Breakdown included in loan file shows that we used path X in our lien matching process that identified X senior lien on the property with current balance of XXX,XXX.XX per XXXXXXX.

Per UW data there were X additional liens identified, which are partial claim mortgages (PCM) issued by XXXXXXX. Per our UW guidelines, these are not counted as separate liens, but are included in the CLTV calculation which is why they are not included in the Liens_Breakdown.

X,XXX.XX (XXXXXXX)(Originated X/X/XXXX; Recorded X/XX/XXXX)

XX,XXX.XX (XXXXXXX)(Originated X/X/XXXX; Recorded X/XX/XXXX)

X,XXX.XX (XXXXXXX)(Originated XX/XX/XXXX; Recorded X/XX/XXXX)

PCM Amount = X,XXX.XX + XX,XXX.XX + X,XXX.XX = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX + XX,XXX.XX = XXX,XXX.XX

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	CLTV	X.XXX	X.XXX	Lien breakdown reflects $XXXXXXXX, tape reflects $XXXXXXX. Unable to determine where the difference is therefore review CLTV XX.XX%

PCM Amount = X,XXX.XX + XX,XXX.XX + X,XXX.XX = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX + XX,XXX.XX = XXX,XXX.XX

Original Loan Amount = XX,XXX.XX

property_adj_value = XXX,XXX.XX

Original_CLTV = (XXX,XXX.XX + XX,XXX.XX) /XXX,XXX.XX = XX.XX%

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Total Previous Lien Amount	XXX,XXX.XX	XXX,XXX.XX	LIens Breakdown shows the current balance is $XXXXXXX and the funds applied to debt pyoff is $XXXXXX. The tape discrepancy is higher than the amount listed for the first mortgage so the amount applied to the debt payoff could not be the difference.

Liens_Breakdown included in loan file shows that we used path X in our lien matching process that identified X senior lien on the property with current balance of XXX,XXX.XX per XXXXXXXX.

Per UW data there was X additional liens identified, which are partial claim mortgages (PCM) issued by XXXXXXX. Per our UW guidelines, these are not counted as separate liens, but are included in the CLTV calculation which is why they are not included in the Liens_Breakdown.

X,XXX.XX (XXXXXXX)(Originated X/X/XXXX; Recorded X/XX/XXXX)

PCM Amount = X,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX + X,XXX.XX = XXX,XXX.XX

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	Total Previous Lien Amount	XXX,XXX.XX	XXX,XXX.XX	Current lien breakdown reflects $XXXXXXXX, tape reflects $XXXXXXXX. Unable to determine the difference

Liens_Breakdown included in loan file shows that we used path X in our lien matching process that identified X senior lien on the property with current balance of XXX,XXX.XX per XXXXXXX.

Per UW data there was X additional liens identified, which are partial claim mortgages (PCM) issued by XXXXXXX. Per our UW guidelines, these are not counted as separate liens, but are included in the CLTV calculation which is why they are not included in the Liens_Breakdown.

XX,XXX.XX (XXXXXXX)(Originated X/X/XXXX; Recorded X/XX/XXXX)

PCM Amount = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX + XX,XXX.XX = XXX,XXX.XX

Data updated and tape discrepancy resolved.
XXXXXXXXXXXXXXXXXX	XXXXXXXXXX	CLTV	X.XXX	X.XXX	Current lien breakdown reflects $XXXXXXXX, tape reflects $XXXXXXX. Unable to determine the difference. Therefore review CLTV XX.XX%

PCM Amount = XX,XXX.XX

Senior Lien Amount = XXX,XXX.XX

Total_Previous_Lien_Amount = XXX,XXX.XX + XX,XXX.XX = XXX,XXX.XX

Original Loan Amount = XX,XXX.XX

property_adj_value = XXX,XXX.XX

Original_CLTV = (XXX,XXX.XX + XX,XXX.XX) / XXX,XXX.XX = XX.XX%

Data updated and tape discrepancy resolved.